UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Attributable to:
Shareholders of GLOBALFOUNDRIES INC.	$ 264,000	$ (173,000)	$ 443,000	$ (299,000)
Non-controlling interest	0	(1,000)	(1,000)	(2,000)
Net income (loss) for the period	264,000	(174,000)	442,000	(301,000)
Items that may be reclassified subsequently to profit or loss:
Share of foreign exchange fluctuation reserve of joint ventures	(9,000)	2,000	(11,000)	(5,000)
Effective portion of changes in the fair value of cash flow hedges	(66,000)	3,000	13,000	(19,000)
Fair value (loss) on investments measured at fair value through other comprehensive income	(3,000)	0	(3,000)	0
Income tax effect	0	0	(2,000)	1,000
Total other comprehensive income (loss) for the period	(78,000)	5,000	(3,000)	(23,000)
Attributable to:
Shareholders of GLOBALFOUNDRIES INC.	(72,000)	7,000	3,000	(21,000)
Non-controlling interest	(6,000)	(2,000)	(6,000)	(2,000)
Total other comprehensive income (loss) for the period	(78,000)	5,000	(3,000)	(23,000)
Attributable to:
Shareholders of GLOBALFOUNDRIES INC.	192,000	(166,000)	446,000	(321,000)
Non-controlling interest	(6,000)	(3,000)	(7,000)	(3,000)
Total comprehensive income (loss) for the period	$ 186,000	$ (169,000)	$ 439,000	$ (324,000)